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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2011
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      5/10/11
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,080,882
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    36942   395100 SH       Sole                   395100
American Express Co.           COM              025816109    59551  1317500 SH       Sole                  1317500
Becton, Dickinson & Company    COM              075887109    33592   421900 SH       Sole                   421900
Coach, Inc.                    COM              189754104    32421   623000 SH       Sole                   623000
CVS Caremark Corp.             COM              126650100    37131  1081900 SH       Sole                  1081900
Diageo PLC                     COM              25243Q205    46212   606300 SH       Sole                   606300
Goldman Sachs Group Inc.       COM              38141G104    55605   350600 SH       Sole                   350600
International Business Machine COM              459200101    60059   368300 SH       Sole                   368300
Johnson & Johnson              COM              478160104    54190   914600 SH       Sole                   914600
JPMorgan Chase & Co.           COM              46625H100    33349   723400 SH       Sole                   723400
McDonald's Corp.               COM              580135101    95995  1261600 SH       Sole                  1261600
Microsoft Corp.                COM              594918104    32946  1297600 SH       Sole                  1297600
Morgan Stanley                 COM              617446448    32893  1204000 SH       Sole                  1204000
NIKE, Inc.                     COM              654106103    47070   621800 SH       Sole                   621800
PepsiCo, Inc.                  COM              713448108    77434  1202200 SH       Sole                  1202200
Pfizer Inc.                    COM              717081103    32971  1623400 SH       Sole                  1623400
Quest Diagnostics Inc.         COM              74834L100    24577   425800 SH       Sole                   425800
Target Corp.                   COM              87612E106    42789   855600 SH       Sole                   855600
The Coca-Cola Co.              COM              191216100    76868  1158700 SH       Sole                  1158700
The Procter & Gamble Co.       COM              742718109    36948   599800 SH       Sole                   599800
UnitedHealth Group Inc.        COM              91324P102    25845   571800 SH       Sole                   571800
Wal-Mart Stores, Inc.          COM              931142103    77711  1493000 SH       Sole                  1493000
Zimmer Holdings, Inc.          COM              98956P102    27783   459000 SH       Sole                   459000